Transactions With Related Parties (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2002	Dec. 31, 2012
Related Party Transaction [Line Items]
ZCT shares acquired by DBSI	1,700,000
Lease expiration date		Dec. 31, 2012
Lease extension term		5 years
Gibbs System Inc [Member]
Related Party Transaction [Line Items]
Monthly rental payment		24,710
Previous amount of monthly rental payment		22,464